SCOPE OF CONSOLIDATION - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash Collected From Settlements of Receivables or Collateral
Disclosure of subsidiaries [line items]
Restricted cash and cash equivalents	€ 44,085	€ 47,742
CHINA
Disclosure of subsidiaries [line items]
Restricted cash and cash equivalents	€ 96,726	€ 89,611
Ferrari International Cars Trading (Shanghai) Co. L.t.d.
Disclosure of subsidiaries [line items]
Shares held by the Group (percent)	80.00%	80.00%	80.00%